Right of use assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Right of use assets
18. Right of use assets

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m

Net book value at 1 January 2021	699	18	113	830

Exchange adjustments	(9)	(1)	(5)	(15)

Additions	152	1	62	215

Depreciation	(149)	(5)	(59)	(213)

Disposals	(53)	(4)	(13)	(70)

Impairments	(7)	–	–	(7)

Net book value at 31 December 2021	633	9	98	740

Exchange adjustments	47	–	8	55

Additions through business combinations	53	–	–	53

Other additions	140	2	91	233

Depreciation	(131)	(3)	(58)	(192)

Transfer to assets held for sale/distribution	(115)	(1)	(11)	(127)

Disposals	(27)	(1)	(8)	(36)

Impairments	(39)	–	–	(39)

Net book value at 31 December 2022	561	6	120	687
The Group has entered into some commitments for lease contracts that have not yet commenced. See Note 36.
An analysis of lease liabilities is set out in Note 30, ‘Net debt’.